As filed with the Securities and Exchange Commission on October 20, 2021
File Nos. 002-11387/811-00558

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 169
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No.
☒

THE HARTFORD MUTUAL FUNDS II, INC.
(Exact Name of Registrant as Specified in Charter)

690 Lee Road
Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):
  ☐ immediately upon filing pursuant to paragraph (b) of Rule 485
  ☒ on November 12, 2021 pursuant to paragraph (b) of Rule 485
  ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐ on (Date) pursuant to paragraph (a)(1) of Rule 485
  ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
  ☐ on (Date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
  ☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 169 to the Registration Statement of The Hartford Mutual Funds II, Inc. (the “Registrant”) on Form N-1A incorporates by reference the Registrant’s Prospectus (Part A) and Statement of Additional Information (Part B) relating to Hartford Schroders Sustainable Core Bond Fund contained in Post-Effective Amendment No. 165, which was filed with the U.S. Securities and Exchange Commission on July 9, 2021 and which was incorporated by reference in Post-Effective Amendment No. 167, which was filed with the U.S. Securities and Exchange Commission on September 21, 2021. This Post-Effective Amendment No. 169 also incorporates by reference the Registrant’s Other Information (Part C) contained in Post-Effective Amendment No. 168. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 165 to November 12, 2021.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wayne, and Commonwealth of Pennsylvania, on the 20th day of October 2021.
THE HARTFORD MUTUAL FUNDS II, INC.
By:	/s/ James E. Davey*
James E. Davey President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
/s/ James E. Davey* James E. Davey	Director, President and Chief Executive Officer	October 20, 2021
/s/ David A. Naab* David A. Naab	Treasurer (Principal Financial Officer and Principal Accounting Officer)	October 20, 2021
/s/ Lynn S. Birdsong* Lynn S. Birdsong	Chairman of the Board and Director	October 20, 2021
/s/ Hilary E. Ackermann* Hilary E. Ackermann	Director	October 20, 2021
/s/ Robin C. Beery* Robin C. Beery	Director	October 20, 2021
/s/ Derrick D. Cephas* Derrick D. Cephas	Director	October 20, 2021
/s/ Christine R. Detrick* Christine R. Detrick	Director	October 20, 2021
/s/ Andrew A. Johnson, Jr.* Andrew A. Johnson, Jr.	Director	October 20, 2021
/s/ Paul L. Rosenberg* Paul L. Rosenberg	Director	October 20, 2021
/s/ Lemma W. Senbet* Lemma W. Senbet	Director	October 20, 2021
/s/ David Sung* David Sung	Director	October 20, 2021
*By:/s/ Thomas R. Phillips Thomas R. Phillips, Attorney-in-fact * Pursuant to Power of Attorney (filed on September 21, 2021)		October 20, 2021